FAIR VALUE MEASUREMENT - Summary of carrying values and fair values of financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [Member]
Financial Liabilities
Carrying value	$ 111.3	$ 101.3
Fair value	111.3	101.3
Long-term debts [Member]
Financial Liabilities
Carrying value	714.5	780.5
Fair value	707.7	652.9
Gold stream obligation [Member]
Financial Liabilities
Carrying value	164.5	182.4
Fair value	164.5	182.4
Performance Share Units [Member]
Financial Liabilities
Carrying value	0.2	0.2
Fair value	0.2	0.2
Restricted share units [Member]
Financial Liabilities
Carrying value	0.5	0.3
Fair value	0.5	0.3
Gold price option contracts [Member]
Financial Liabilities
Carrying value	26.4	4.8
Fair value	26.4	4.8
Cash and cash equivalents
Financial Assets
Carrying value	83.4	103.7
Fair value	83.4	103.7
Trade and other receivables [Member]
Financial Assets
Carrying value	14.5	36.6
Fair value	14.5	36.6
Provisionally priced contracts [Member]
Financial Assets
Carrying value	1.5	(1.6)
Fair value	1.5	(1.6)
Copper price option contracts [Member]
Financial Assets
Carrying value	0.0	0.7
Fair value	0.0	0.7
Gold and copper swap contracts [Member]
Financial Assets
Carrying value	(1.3)	0.9
Fair value	(1.3)	0.9
Investment [Member]
Financial Assets
Carrying value	0.5	0.8
Fair value	0.5	0.8
Proceeds due from income tax refunds at Mesquite [Member]
Financial Assets
Carrying value	9.0	8.5
Fair value	9.0	8.5
Deferred share units [Member]
Financial Liabilities
Carrying value	1.1	0.3
Fair value	$ 1.1	$ 0.3